Conservative Allocation Portfolio

Schedule of Investments (unaudited)
As of March 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (24.2%)
Vanguard Variable Insurance Fund—Equity Index Portfolio	1,664,284	68,685
Vanguard Extended Market Index Fund Admiral Shares	160,760	14,074
		82,759
International Stock Fund (16.0%)
Vanguard Total International Stock Market Index Fund Admiral Shares	1,971,796	54,974

U.S. Bond Fund (42.0%)
Vanguard Variable Insurance Fund—Total Bond Market Index Portfolio	12,421,636	143,718

International Bond Fund (17.8%)
Vanguard Total International Bond Index Fund Admiral Shares	2,739,104	61,055
Total Investment Companies (Cost $338,277)		342,506
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.554% (Cost $0)	—	—
Total Investments (100.0%) (Cost $338,277)		342,506
Other Assets and Liabilities–Net (0.0%)		(60)
Net Assets (100%)		342,446

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2019, 100% of the market value of the portfolio's investments was determined based on
Level 1 inputs.

Conservative Allocation Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					Mar. 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	—	NA1	NA1	—	—	—	—	—
Vanguard Extended
Market Index Fund	12,932	372	1,224	329	1,665	38	—	14,074
Vanguard Variable
Insurance Fund—Equity
Index Portfolio	65,384	5,254	7,377	1,276	4,148	1,308	1,712	68,685
Vanguard Variable
Insurance Fund—Total
Bond Market Index
Portfolio	132,862	13,737	3,248	41	326	3,778	—	143,718
Vanguard Total
International Bond Index
Fund	57,503	1,958	—	—	1,594	161	—	61,055
Vanguard Total
International Stock Index
Fund	52,082	1,842	3,968	271	4,747	170	—	54,974
Total	320,763	23,163	15,817	1,917	12,480	5,455	1,712	342,506
1 Not applicable—purchases and sales are for temporary cash investment purposes.